United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/09

Date of Reporting Period: 09/30/09

Item 1.	Reports to Stockholders

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.82	$5.96	$5.84	$5.47	$5.71
Income From Investment Operations:
Net investment income (loss)	(0.15)[2]	0.05	0.19	0.15	(0.00)[3]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	0.41	1.00	0.12	0.28	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.26	1.05	0.31	0.43	(0.24)
Less Distributions:
Distributions from net investment income	—	(0.19)	(0.19)	(0.06)	—
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	(1.33)	—	—	—	—
Return of capital[4]	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.34)	(0.19)	(0.19)	(0.06)	—
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$5.74	$6.82	$5.96	$5.84	$5.47
Total Return[5]	0.06%	17.98%	5.49%	7.92%	(4.20)%
Ratios to Average Net Assets:
Net expenses	2.84%[6]	2.56%[6]	2.33%[6]	2.49%	2.58%
Net expenses excluding dividends on short positions	1.73%	1.72%	1.76%	1.77%	1.85%
Net investment income (loss)	(2.18)%	0.80%	3.31%	2.60%	(0.03)%
Expense waiver/reimbursement[7]	0.03%	0.04%	0.03%	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$1,079,143	$1,054,341	$747,610	$650,305	$411,780
Portfolio turnover	392%	277%	119%	104%	129%

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.82%, 2.52% and 2.30% for the years ended September 30, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended September 30	2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$6.52	$5.72	$5.62	$5.29	$5.56
Income From Investment Operations:
Net investment income (loss)	(0.19)[2]	0.01	0.14	0.11	(0.04)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	0.41	0.96	0.11	0.26	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.97	0.25	0.37	(0.28)
Less Distributions:
Distributions from net investment income	—	(0.17)	(0.15)	(0.04)	—
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	(1.33)	—	—	—	—
Return of capital[3]	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(1.34)	(0.17)	(0.15)	(0.04)	—
Redemption Fees	—	0.00[4]	0.00[4]	0.00[4]	0.01
Net Asset Value, End of Period	$5.40	$6.52	$5.72	$5.62	$5.29
Total Return[5]	(0.65)%	17.13%	4.61%	7.14%	(4.86)%
Ratios to Average Net Assets:
Net expenses	3.61%[6]	3.31%[6]	3.08%[6]	3.24%	3.33%
Net expenses excluding dividends on short positions	2.46%	2.47%	2.51%	2.52%	2.60%
Net investment income (loss)	(3.03)%	0.09%	2.56%	1.85%	(0.78)%
Expense waiver/reimbursement[7]	0.03%	0.04%	0.03%	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$96,518	$65,831	$45,173	$31,283	$19,029
Portfolio turnover	392%	277%	119%	104%	129%

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.59%, 3.27% and 3.05% for the years ended September 30, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$810.70	$13.03
Class C Shares	$1,000	$808.40	$16.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.68	$14.47
Class C Shares	$1,000	$1,006.57	$18.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.87%
Class C Shares	3.69%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2009, was 0.06% for Class A Shares and -0.65% for Class C Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 the Fund's broad-based securities market index, was -6.91% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index,1 was -9.79% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The following discussion will focus on the performance of the Fund's
Class A Shares.

MARKET OVERVIEW

The fiscal year encompassed an extraordinary period of crisis and recovery for global markets. For the period October 1, 2008 to the market lows set in early March 2009, the S&P 500 declined 42.8% and the Standard & Poor's 400 Mid-Cap Index (S&P 400 Index)2 declined 45.3%. From the March low to closing prices on September 30, 2009, the S&P 500 rallied 58.5%. The broader market recovered even more robustly than the S&P 500. The S&P 400 Index rallied 73.6%. Many stocks, most notably those commonly shorted, more than doubled in price during the market rebound.

FUND PERFORMANCE

The Fund's underperformance versus its benchmark for the reporting period was due to the extraordinary percentage gains posted by the stock market during the rally off of the March 2009 lows. Fund losses during this rally period, while significantly less in percentage terms than the market's advance, were from a much higher base after the Fund had posted strong returns during the preceding market decline.

1	The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged and investments cannot be made in an index. The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500, representing a short position in the index.
2	The S&P 400 Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.
Annual Shareholder Report

For the period October 1, 2008 through February 28, 2009, the Fund returned 31.96% versus a decline of 36.13% for the S&P 500. For the period March 1, 2009 through September 30, 2009, the Fund returned -24.17% versus the S&P 500 gain of 45.76%.

Despite the S&P 500 having recorded a one-year loss, Fund performance benefited from being positioned cautiously for much of the reporting period from: reduced overall short exposure; scaled-back exposure to individual company shorts; and particularly, minimal exposure to stocks with large short positions.3 Additionally, strong gains from its long investments in natural resources companies positively contributed to Fund performance during the reporting period.

Positioning and Strategy

With the passing of the one-year anniversary of the Lehman Brothers collapse, market recollection of that chaotic episode has increasingly faded from memory. Indeed, 2009 has thus far been a year of spectacular returns for risk assets. It has also proven an exceptionally difficult period for those positioned bearishly in the marketplace. The Fund has remained cautiously positioned since implementing major changes to portfolio positions in the fourth quarter of 2008.

The advantage of hindsight confirms the Fund managers' view at the time: late 2008 was a critical juncture for the markets. Bearish sentiment had turned extreme. There was an unprecedented amount of shorting in the stock market, and perhaps too much of the selling was “indiscriminate.” Hedging strategies had also proliferated in the derivative markets. The credit freeze and stock market weakness were feeding on each other.

The Fund managers were at that time also carefully monitoring developments in Washington. It had become increasingly apparent that our policymakers were prepared to implement incredible monetary and fiscal measures to avert systemic meltdown. Analyzing macro circumstances was essential. The Fund managers became of the view that if policymakers were successful in stabilizing the credit system, the risk backdrop would turn decisively against shorting. System stabilization would increase the likelihood of a major short squeeze, a self-reinforcing unwind of bearish hedges, a market rally and a resulting boost to general confidence. Moreover, such a backdrop would foster heightened speculation and market uncertainty.

3	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchanges rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
Annual Shareholder Report

During the fourth quarter of 2008 and into 2009, the Fund managers significantly lowered the Fund's risk profile. Overall short exposure was reduced and, as importantly, the composition of the exposure was modified. The Fund pared back heavily shorted individual company positions and cut exposure to more volatile stocks and sectors. Short exposure was also decreased for stocks viewed as likely beneficiaries of emerging global reflation dynamics. Additionally, the Fund managers liquidated holdings of put options and then remained largely out of the options market for the remainder of the reporting period. In short, the Fund managers “hunkered down” - with reduced short exposure achieved primarily by shorting liquid S&P 500 instruments and lower volatility stocks. These moves mitigated losses and improved Fund performance.

The Fund managers' confidence in the secular bear market thesis remained intact at the end of the reporting period. They view the recent backdrop as one commanded by government intervention and a resulting bear market rally. Resurgent risk markets have been powered by extreme monetary and fiscal policy responses at home and around the world. While challenging, it is an environment that differentiates the various bear Fund strategies and investment philosophies. To be sure, this year's market rebound has illuminated the weaknesses inherent in leveraged and always fully short bear products. A very tough period for bear funds has also highlighted the merits of the Fund's risk-based actively managed strategy.

While not drifting from their mandate of the Fund providing a reliable market hedge, the Fund managers successfully implemented the Fund's risk management strategy. Throughout the rally off of March lows, the average stock significantly outperformed the S&P 500, and heavily-shorted stocks easily outperformed most equities. Bear funds that did not reduce overall short exposure and/or exposure to commonly shorted stocks suffered huge losses.

It is fundamental to the Fund managers' investment philosophy to remain flexible, tactical and disciplined with respect to managing Fund short exposure. Micro company research and analysis on the short side proved, as it has on occasion, especially challenging for much of the reporting period. Fund performance, however, benefited from the other two “prongs” of the Fund managers' philosophy: diligent “top-down” macro analysis and disciplined risk-based portfolio management.

Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS A SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Class A Shares) (the “Fund”) from September 30, 1999 to September 30, 2009, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index (S&P 500 Inverse).3

Average Annual Total Returns[4] for the Period Ended 9/30/2009
1 Year	-5.48%
5 Years	4.01%
10 Years	6.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

Annual Shareholder Report

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the No Load Shares of the Prudent Bear Fund.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT  -  CLASS C SHARES1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Class C Shares) (the “Fund”) from September 30, 1999 to September 30, 2009, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index (S&P 500 Inverse).3

Average Annual Total Returns[4] for the Period Ended 9/30/2009
1 Year	-1.48%
5 Years	4.41%
10 Years	6.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Annual Shareholder Report

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the Class C Shares of the Prudent Bear Fund.
2	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2009, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(49.6)%
Derivative Contracts — Short (notional value)[1]	(22.0)%
U.S. Treasury Securities	78.8%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	23.1%
Common Stock	8.1%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	9.7%
Adjustment for Derivative Contracts (notional value)[1]	21.8%
Collateral on Deposit for Securities Sold Short	49.5%
Other Assets and Liabilities — Net[5]	(19.4)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At September 30, 2009, the Fund's sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short
Broad Equity Index	54.2%
Consumer Discretionary	11.9%
Consumer Staples	8.2%
Health Care	5.1%
Industrials	4.6%
Financials	3.4%
Information Technology	2.6%
Telecommunication Services	2.2%
Energy	1.0%
Materials	1.0%
Other[7]	5.8%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Other includes exchange-traded funds.
Annual Shareholder Report

Portfolio of Investments

September 30, 2009

Shares, Principal Amount or Units Held			Value
		Common Stocks – 8.1%
		Energy – 0.0%
30,000	[1]	Bankers Petroleum Ltd.	132,536
1,000,000	[1]	Powertech Uranium Corp., Class A	312,894
		TOTAL	445,430
		Materials – 8.1%
3,500,000	[1]	Abacus Mining & Exploration Corp.	833,606
77,400		Agnico Eagle Mines Ltd.	5,251,590
1,282,000	[1]	Antares Minerals, Inc.	1,855,975
78,125	[1,2,3]	Aquiline Resources, Inc.	321,067
564,715	[1]	Aquiline Resources, Inc.	2,291,444
78,125	[1,2,3]	Aquiline Resources, Inc.	321,067
1,500,000	[1,4]	Ascot Resources Ltd.	980,713
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	745,342
360,000	[1,2,3,4]	Ascot Resources Ltd.	235,371
3,000,000	[1]	Benton Resources Corp.	1,401,018
1,000,000	[1]	Callinan Mines Ltd.	840,611
400,000	[1]	Cardero Resource Corp.	440,854
3,204,000	[1]	Centamin Egypt Ltd.	4,907,822
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,834,333
1,000,000	[1]	Duran Ventures, Inc.	88,731
2,171,098	[1]	East Asia Minerals Corp.	5,373,754
150,000	[1,2,3]	East Asia Minerals Corp.	371,270
807,000	[1]	Evolving Gold Corp.	934,647
950,000	[1,2,3]	Evolving Gold Corp.	1,100,266
1,828,200	[1]	Fortuna Silver Mines, Inc.	2,561,341
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	742,540
112,100		Goldcorp, Inc., Class A	4,525,477
175,000	[1]	Golden Predator Royalty & Development Corp.	94,802
920,000	[1]	Golden Star Resources Ltd.	3,136,413
1,400,000	[1]	Grayd Resource Corp.	490,356
973,800	[1]	International Tower Hill Mines Ltd.	3,929,217
350,000	[1,2,3]	International Tower Hill Mines Ltd.	1,412,226
Annual Shareholder Report

150,000	[1]	Jaguar Mining, Inc.	1,342,175
538,000	[1]	Kirkland Lake Gold, Inc.	4,622,986
1,000,000	[1,4]	Kootenay Gold, Inc.	719,189
500,000	[1,2,3,4]	Kootenay Gold, Inc.	359,595
825,000	[1,2,3,4]	Kootenay Gold, Inc.	593,331
193,500	[1]	Lake Shore Gold Corp.	530,345
1,741,500	[1]	Lake Shore Gold Corp.	4,668,290
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,190,865
800,000	[1]	Mansfield Minerals, Inc.	784,570
72,600		Newmont Mining Corp.	3,195,852
690,000	[1]	Osisko Exploration Ltd.	5,129,968
2,000,000	[1]	Palladon Ventures Ltd.	196,143
69,100		Randgold Resources Ltd., ADR	4,828,708
361,400	[1]	Red Back Mining, Inc.	4,060,750
1,500,000	[1]	Rockgate Capital Corp.	700,509
63,500		Royal Gold, Inc.	2,895,600
1,345,000	[1]	San Gold Corp.	3,705,926
4,000,000	[1]	Selkirk Metals Corp.	541,727
526,238	[1]	Silver Wheaton Corp.	6,679,654
800,000	[1]	Trevali Resources Corp.	470,742
100,000	[1]	Underworld Resources, Inc.	121,422
477,000		Yamana Gold, Inc.	5,108,670
		TOTAL	102,468,870
		TOTAL COMMON STOCKS (IDENTIFIED COST $96,892,170)	102,914,300
		Warrants – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	7,743
		Materials – 0.0%
570,000	[1]	Ascot Resources Ltd., Warrants	729
43,500	[1]	Chesapeake Gold Corp., Warrants	17,988
1,050,000	[1]	EMC Metals Corp., Warrants	33,074
475,000	[1]	Evolving Gold Corp., Warrants	116,276
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1,855
Annual Shareholder Report

250,000	[1]	Kootenay Gold, Inc., Warrants	17,880
313,333	[1]	Northrock Resources, Inc., Warrants	0
		TOTAL	187,802
		TOTAL WARRANTS (IDENTIFIED COST $18,135)	195,545
		Purchased Put Options – 0.0%
650	[1]	Juniper Networks, Inc., Strike Price $21, Expiration Date 10/17/2009	4,875
3,000	[1]	Semiconductor Holders Trust, Strike Price $24, Expiration Date 11/21/2009	204,000
700	[1]	Western Digital Corp., Strike Price $22.50, Expiration Date 10/17/2009	5,250
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $405,260)	214,125
		U.S. Treasury – 101.9%;5
		U.S. Treasury Bills – 101.9%
$277,200,000		U.S. Treasury Bill, 0.085%, 10/1/2009	277,200,000
186,000,000	[6]	U.S. Treasury Bill, 0.04%, 10/22/2009	185,996,466
23,000,000		U.S. Treasury Bill, 0.04%, 10/29/2009	22,999,038
66,000,000		U.S. Treasury Bill, 0.05%, 11/12/2009	65,996,535
108,000,000	[6]	U.S. Treasury Bill, 0.18%, 11/19/2009	107,991,544
40,000,000		U.S. Treasury Bill, 0.14%, 12/10/2009	39,995,140
250,000,000		U.S. Treasury Bill, 0.285%, 2/11/2010	249,894,315
349,000,000		U.S. Treasury Bill, 0.275%, 2/4/2010	348,877,850
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,298,906,945)	1,298,950,888
		Mutual Fund – 9.7%
123,052,804	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	123,052,804
		TOTAL INVESTMENTS — 119.7% (IDENTIFIED COST $1,519,275,314)[8]	1,525,327,662
		OTHER ASSETS AND LIABILITIES - NET — (19.7)%[9]	(250,934,990)
		TOTAL NET ASSETS — 100%	$1,274,392,672
Annual Shareholder Report

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
680,000	Amex Financial Select Standard & Poor Depository Receipt	$10,159,200
135,000	Au Optronics Corp., Class ADR	1,306,800
160,000	Bard (C.R.), Inc.	12,577,600
800,000	Burger King Holdings, Inc.	14,072,000
145,000	Comcast Corp., Class A	2,449,050
355,000	Consumer Discretionary Select Sector SPDR Fund	9,751,850
230,000	Consumer Staples Select Sector SPDR Fund	5,855,800
85,000	Corning, Inc.	1,301,350
130,000	Danaher Corp.	8,751,600
347,500	Darden Restaurants, Inc.	11,860,175
135,000	Ecolab, Inc.	6,241,050
240,000	Estee Lauder Cos., Inc., Class A	8,899,200
50,000	FTI Consulting, Inc.	2,130,500
829,000	Hologic, Inc.	13,545,860
500,000	Home Depot, Inc.	13,320,000
390,000	Industrial Select Sect SPDR	10,272,600
25,000	Juniper Networks, Inc.	675,500
170,000	Kimberly-Clark Corp.	10,026,600
115,000	Kinder Morgan Energy Partners LP	6,212,300
130,000	Kraft Foods, Inc., Class A	3,415,100
170,000	Landstar System, Inc.	6,470,200
250,000	Lowe's Cos., Inc.	5,235,000
1	Marriott International Inc.	21
235,000	Materials Select Sector SPDR Trust	7,261,500
280,000	McCormick & Co., Inc.	9,503,200
420,000	Nokia Oyj, Class A, ADR	6,140,400
35,000	Novellus Systems, Inc.	734,300
485,000	Pitney Bowes, Inc.	12,052,250
370,000	Plum Creek Timber Co., Inc.	11,336,800
70,000	Research in Motion Ltd.	4,728,500
3,244,300	S&P Depositary Receipts Trust	342,468,308
555,000	Sara Lee Corp.	6,182,700
100,000	SPDR S&P Retail ETF	3,413,000
595,000	Staples, Inc.	13,815,900
560,000	Sysco Corp.	13,916,000
Annual Shareholder Report

Shares		Value
140,000	Varian Medical Systems, Inc.	$5,898,200
450,000	Verizon Communications, Inc.	13,621,500
27,000	Visa, Inc., Class A	1,865,970
420,000	Yum! Brands, Inc.	14,179,200
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $553,772,282)	$631,647,084

At September 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	1,065	$280,334,625	December 2009	$(2,123,197)

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $6,202,075, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $6,202,075, which represented 0.5% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,564,030,219.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents securities sold short.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,091,452	$ —	$ —	$6,091,452
International	96,822,848	—	—	96,822,848
Warrants	—	195,545	—	195,545
Purchased Put Options	214,125	—	—	214,125
Debt Securities:
U.S. Treasury	—	1,298,950,888	—	1,298,950,888
Mutual Fund	123,052,804	—	—	123,052,804
TOTAL SECURITIES	$226,181,229	$1,299,146,433	$ —	$1,525,327,662
OTHER FINANCIAL INSTRUMENTS*	$(633,770,281)	$ —	$ —	$(633,770,281)
*	Other financial instruments include securities sold short and futures contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2009

Assets:
Total investments in securities, at value including $127,877,210 of investments in affiliated issuers (Note 5) (identified cost $1,519,275,314)		$1,525,327,662
Deposit at brokers for short sales		630,229,741
Income receivable		9,134
Receivable for investments sold		23,068,686
Receivable for shares sold		25,709,462
Receivable for daily variation margin		421,946
TOTAL ASSETS		2,204,766,631
Liabilities:
Securities sold short, at value (proceeds $553,772,282)	$631,647,084
Dividends payable on short positions	2,175,676
Payable for investments purchased	292,902,627
Payable for shares redeemed	2,824,109
Payable for distribution services fee (Note 5)	101,950
Payable for shareholder services fee (Note 5)	418,246
Accrued expenses	304,267
TOTAL LIABILITIES		930,373,959
Net assets for 222,864,256 shares outstanding		$1,274,392,672
Net Assets Consist of:
Paid-in capital		$1,435,308,720
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(73,945,658)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(84,537,135)
Distributions in excess of net investment income		(2,433,255)
TOTAL NET ASSETS		$1,274,392,672
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,079,142,598 ÷ 187,863,312 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share (100/94.50 of $5.74)	$6.07
Redemption proceeds per share	$5.74
Class C Shares:
Net asset value per share ($96,517,691 ÷ 17,859,796 shares outstanding), no par value, unlimited shares authorized	$5.40
Offering price per share	$5.40
Redemption proceeds per share (99.00/100 of $5.40)	$5.35
Institutional Shares:
Net asset value per share ($98,732,383 ÷ 17,141,148 shares outstanding), no par value, unlimited shares authorized	$5.76
Offering price per share	$5.76
Redemption proceeds per share	$5.76

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended September 30, 2009

Investment Income:
Dividends (including $30,443 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $8,053)		$387,121
Interest		6,521,840
TOTAL INCOME		6,908,961
Expenses:
Investment adviser fee (Note 5)	$14,081,214
Administrative personnel and services fee (Note 5)	854,047
Custodian fees	96,611
Transfer and dividend disbursing agent fees and expenses	983,636
Directors'/Trustees' fees	75
Auditing fees	18,104
Legal fees	12,145
Portfolio accounting fees	177,094
Distribution services fee — Class A Shares (Note 5)	533,746
Distribution services fee — Class C Shares (Note 5)	517,958
Shareholder services fee — Class A Shares (Note 5)	2,034,715
Shareholder services fee — Class C Shares (Note 5)	136,038
Share registration costs	321,430
Printing and postage	62,478
Insurance premiums	16,326
Dividends on short positions	12,622,974
Miscellaneous	80,265
TOTAL EXPENSES	32,548,856
Annual Shareholder Report

Statement of Operations — continued
Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(66,204)
Waiver of administrative personnel and services fee (Note 5)	(13,339)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(258,530)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		$(338,073)
Net expenses			$32,210,783
Net investment income (loss)			(25,301,822)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			22,959,834
Net realized gain on short sales			49,135,989
Net realized gain on futures contracts			52,789,941
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			51,070,652
Net change in unrealized appreciation of short sales			(121,604,265)
Net change in unrealized appreciation of futures contracts			(19,955,759)
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions			34,396,392
Change in net assets resulting from operations			$9,094,570

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,301,822)	$8,480,093
Net realized gain on investments, short sales, futures contracts and foreign currency transactions	124,885,764	127,804,837
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(90,489,372)	5,530,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,094,570	141,815,656
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(26,200,904)
Class C Shares	—	(1,491,647)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	(173,510,350)	—
Class C Shares	(10,042,019)	—
Return of capital
Class A Shares	(1,818,702)	—
Class C Shares	(105,258)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,476,329)	(27,692,551)
Share Transactions:
Proceeds from sale of shares	1,467,215,872	1,035,095,704
Net asset value of shares issued to shareholders in payment of distributions declared	169,504,332	24,569,158
Cost of shares redeemed	(1,306,118,568)	(846,993,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	330,601,636	212,671,245
Redemption fees	—	595,501
Change in net assets	154,219,877	327,389,851
Net Assets:
Beginning of period	1,120,172,795	792,782,944
End of period (including distributions in excess of net investment income of $(2,433,255) and $(7,781,610), respectively)	$1,274,392,672	$1,120,172,795

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

September 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of thirteen portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All Shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At September 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security in an effort to take advantage of an anticipated decline in the price of a security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended September 30, 2009, the Fund had a net realized gain on short sales of $49,135,989.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investments in securities, at value	$214,125	Payable for daily variation margin	$2,123,197*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$214,125		$2,123,197*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$52,789,941	$56,166,012	$108,955,953
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$(19,955,759)	$(10,836,557)	$(30,792,316)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	181,643,280	$1,239,068,201	151,743,434	$993,068,972
Shares issued to shareholders in payment of distributions declared	22,521,701	159,903,968	3,739,564	23,372,279
Shares redeemed	(170,901,800)	(1,222,208,200)	(126,354,362)	(817,484,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,263,181	$176,763,969	29,128,636	$198,956,899
Year Ended September 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,576,712	$95,640,248	6,724,197	$42,026,732
Shares issued to shareholders in payment of distributions declared	1,428,625	9,600,364	199,148	1,196,879
Shares redeemed	(9,234,650)	(63,425,320)	(4,725,762)	(29,509,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,770,687	$41,815,292	2,197,583	$13,714,346
	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,490,104	$132,507,423	—	$ —
Shares redeemed	(3,348,956)	(20,485,048)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	17,141,148	$112,022,375	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	58,175,016	$330,601,636	31,326,219	$212,671,245
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares and Class C Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the year ended September 30, 2008, the redemption fees for Class A Shares and Class C Shares amounted to $588,061 and $7,440, respectively.

Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.

For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(21,180,550)	$30,650,177	$(9,469,627)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008 was as follows:

	2009	2008
Ordinary income[1]	$121,757,399	$27,692,551
Long-term capital gains	$61,794,970	$ —
Return of capital	$1,923,960	$ —
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$(119,694,427)
Capital and currency loss deferrals	$(41,221,621)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2009, the cost of investments for federal tax purposes was $1,564,030,219. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $38,702,557. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $38,702,557.

Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post-October losses of $41,057,248 on capital losses on security transactions and $164,373 on foreign currency losses were deferred to October 1, 2009.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the period from December 6, 2008 to September 30, 2009, the net fee paid to the Adviser was $11,260,773.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $2,754,237.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to September 30, 2009 is pro-rated. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FAS was $689,586 and represented 0.076% of average daily net assets of the Fund. FAS waived $13,339 of its fee.

Prior to close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $151,122.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FSC was $412,792. For the period from December 6, 2008 to September 30, 2009, FSC retained $205,647 of fees paid by the Fund.

Prior to close of business on December 5, 2008, Quasar Distributions, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund inconnection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $638,912.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to September 30, 2009, FSC retained $250,506 in sales charges from the sale of Class A Shares. FSC also retained $27,284 of CDSC relating to redemptions of
Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to September 30, 2009, FSSC received $175,489 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Annual Shareholder Report

Interfund Transactions

During the year ended September 30, 2009, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with
Rule 17a-7 under the Act and amounted to $455,834.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51%, respectively, through the later of (the “Termination Date”): (a) November 30, 2010 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the year ended September 30, 2009, were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Ascot Resources Ltd.	1,500,000	—	—	1,500,000	$980,713	$ —
Ascot Resources Ltd.	1,140,000	—	—	1,140,000	$745,342	$ —
Ascot Resources Ltd.	360,000	—	—	360,000	$235,371	$ —
Kootenay Gold, Inc.	825,000	—	—	825,000	$593,331	$ —
Kootenay Gold, Inc.	500,000	—	—	500,000	$359,595	$ —
Kootenay Gold, Inc.	1,000,000	—	—	1,000,000	$719,189	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$1,190,865	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	—	—	6,825,000	$4,824,406	$ —
Annual Shareholder Report

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to September 30, 2009, the Adviser reimbursed $66,204. Transactions with the affiliated holdings during the year ended September 30, 2009 were as follows:
Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Federated Short-Term U.S. Government Trust	—	24,185,075	24,185,075	—	$ —	$2,675
U.S. Treasury Cash Reserves Fund, Institutional Shares	26,333,045	1,301,420,724	1,204,700,965	123,052,804	$123,052,804	$27,768
TOTAL OF AFFILIATED TRANSACTIONS	26,333,045	1,325,605,799	1,228,886,040	123,052,804	$123,052,804	$30,443

6. EXPENSE Reduction

Prior to close of business on December 5, 2008, the Predecessor Fund directed portfolio trades to a broker that in turn pays a portion of the Predecessor Fund's operating expenses. For the period from October 1, 2008 to December 5, 2008, the Fund's expenses were reduced by $208,230 under these arrangements.

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period from December 6, 2008 to September 30, 2009, the Fund's expenses were reduced by $50,300 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2009, were as follows:

Purchases	$2,473,608,086
Sales	$2,603,848,881

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the Fund did not utilize the LOC.

Annual Shareholder Report

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2009, the amount of long-term capital gains designated by the Fund was $61,794,970.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Prudent Bear Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2009, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 24, 2009

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: October 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and Director of Investments for Managed Accounts. Mr. Bean joined Federated in 2000. Mr. Bean is responsible for the investment process for the managed accounts portfolios. His previous associations included: Chief Investment Officer and Portfolio Manager at C.S. McKee & Company; various investment management and research positions with First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean is a Chartered Financial Analyst. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from Pennsylvania State University. Mr. Bean has 40 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Annual Shareholder Report

Evaluation and Approval of Advisory
Contract - May 2009

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172354
Cusip 314172347

41202 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

September 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

Period Ended September 30	2009[1]
Net Asset Value, Beginning of Period	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(1.15)
Net Asset Value, End of Period	$5.76
Total Return[3]	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.73%[4,5]
Net expenses excluding dividends on short positions	1.50%[5]
Net investment income (loss)	(2.59)%[5]
Expense waiver/reimbursement[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$98,732
Portfolio turnover	392%[7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.72% for the period ended September 30, 2009, after taking into account this expense reduction.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$812.40	$12.36
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,011.43	$13.72
1	Expenses are equal to the Fund's annualized net expense ratio of 2.72%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund
Performance (unaudited)

The Fund's total return, based on net asset value, for the fiscal year ended September 30, 2009, was 0.41% for Institutional Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 the Fund's broad-based securities market index, was -6.91% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index,1 was -9.79% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

MARKET OVERVIEW

The fiscal year encompassed an extraordinary period of crisis and recovery for global markets. For the period October 1, 2008 to the market lows set in early March 2009, the S&P 500 declined 42.8% and the Standard & Poor's 400 Mid-Cap Index (S&P 400 Index)2 declined 45.3%. From the March low to closing prices on September 30, 2009, the S&P 500 rallied 58.5%. The broader market recovered even more robustly than the S&P 500. The S&P 400 Index rallied 73.6%. Many stocks, most notably those commonly shorted, more than doubled in price during the market rebound.

FUND PERFORMANCE

The Fund's underperformance versus its benchmark for the one-year period was due to the extraordinary percentage gains posted by the stock market during the rally off of the March 2009 lows. Fund losses during this rally period, while significantly less in percentage terms than the market's advance, were from a much higher base after the Fund had posted strong returns during the preceding market decline.

1	The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index. The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500 Index, representing a short position in the index.
2	The S&P 400 Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.
Annual Shareholder Report
4

For the period October 1, 2008 though February 28, 2009, the Fund returned 32.13% versus a decline of 36.13% for the S&P 500. For the period March 1, 2009 through September 30, 2009, the Fund returned -24.01% versus the S&P 500 gain of 45.76%.

Despite the S&P 500 having recorded a one-year loss, Fund performance benefited from being positioned cautiously for much of the reporting period from: reduced overall short exposure; scaled-back exposure to individual company shorts; and particularly, minimal exposure to stocks with large short positions.3 Additionally, strong gains from its long investments in natural resources companies positively contributed to Fund performance during the reporting period.

Positioning and Strategy

With the passing of the one-year anniversary of the Lehman Brothers collapse, market recollection of that chaotic episode has increasingly faded from memory. Indeed, 2009 has thus far been a year of spectacular returns for risk assets. It has also proven an exceptionally difficult period for those positioned bearishly in the marketplace. The Fund has remained cautiously positioned since implementing major changes to portfolio positions in the fourth quarter of 2008.

The advantage of hindsight confirms the Fund managers' view at the time: late 2008 was a critical juncture for the markets. Bearish sentiment had turned extreme. There was an unprecedented amount of shorting in the stock market, and perhaps too much of the selling was “indiscriminate.” Hedging strategies had also proliferated in the derivative markets. The credit freeze and stock market weakness were feeding on each other.

The Fund managers were at that time also carefully monitoring developments in Washington. It had become increasingly apparent that our policymakers were prepared to implement incredible monetary and fiscal measures to avert systemic meltdown. Analyzing macro circumstances was essential. The Fund managers became of the view that if policymakers were successful in stabilizing the credit system, the risk backdrop would turn decisively against shorting. System stabilization would increase the likelihood of a major short squeeze, a self-reinforcing unwind of bearish hedges, a market rally and a resulting boost to general confidence. Moreover, such a backdrop would foster heightened speculation and market uncertainty.

3	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and future contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchanges rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
Annual Shareholder Report
5

During the fourth quarter of 2008 and into 2009, the Fund managers significantly lowered the Fund's risk profile. Overall short exposure was reduced and, as importantly, the composition of the exposure was modified. The Fund pared back heavily shorted individual company positions and cut exposure to more volatile stocks and sectors. Short exposure was also decreased for stocks viewed as likely beneficiaries of emerging global reflation dynamics. Additionally, the Fund managers liquidated holdings of put options and then remained largely out of the options market for the remainder of the reporting period. In short, the Fund managers “hunkered down” - with reduced short exposure achieved primarily by shorting liquid S&P 500 instruments and lower volatility stocks. These moves mitigated losses and improved Fund performance.

The Fund managers' confidence in the secular bear market thesis remained intact at the end of the reporting period. They view the recent backdrop as one commanded by government intervention and a resulting bear market rally. Resurgent risk markets have been powered by extreme monetary and fiscal policy responses at home and around the world. While challenging, it is an environment that differentiates the various bear Fund strategies and investment philosophies. To be sure, this year's market rebound has illuminated the weaknesses inherent in leveraged and always fully short bear products. A very tough period for bear funds has also highlighted the merits of the Fund's risk-based actively managed strategy.

While not drifting from their mandate of the Fund providing a reliable market hedge, the Fund managers successfully implemented the Fund's risk management strategy. Throughout the rally off of March lows, the average stock significantly outperformed the S&P 500, and heavily-shorted stocks easily outperformed most equities. Bear funds that did not reduce overall short exposure and/or exposure to commonly shorted stocks suffered huge losses.

It is fundamental to the Fund managers' investment philosophy to remain flexible, tactical and disciplined with respect to managing fund short exposure. Micro company research and analysis on the short side proved, as it has on occasion, especially challenging for much of the reporting period. Fund performance, however, benefited from the other two “prongs” of the Fund managers' philosophy: diligent “top-down” macro analysis and disciplined risk-based portfolio management.

Annual Shareholder Report
6

GROWTH OF A $10,000 INVESTMENT  -  Institutional shares1

The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (Institutional Shares) (the “Fund”) from September 30, 1999 to September 30, 2009, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index (S&P 500 Inverse).3

Average Annual Total Returns for the Period Ended 9/30/2009
1 Year	0.41%
5 Years	5.26%
10 Years	7.47%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report
7

1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above, for the periods prior to December 5, 2008, is historical information for the No Load Shares of the Prudent Bear Fund.
2	The Fund's performance assumes the reinvestment of all dividends and distributions. The NASDAQ Composite Index and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
8

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2009, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(49.6)%
Derivative Contracts — Short (notional value)[1]	(22.0)%
U.S. Treasury Securities	78.8%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	23.1%
Common Stock	8.1%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	9.7%
Adjustment for Derivative Contracts (notional value)[1]	21.8%
Collateral on Deposit for Securities Sold Short	49.5%
Other Assets and Liabilities — Net[5]	(19.4)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
9

At September 30, 2009, the Fund's sector composition6 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short
Broad Equity Index	54.2%
Consumer Discretionary	11.9%
Consumer Staples	8.2%
Health Care	5.1%
Industrials	4.6%
Financials	3.4%
Information Technology	2.6%
Telecommunication Services	2.2%
Energy	1.0%
Materials	1.0%
Other[7]	5.8%
TOTAL	100.0%
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Other includes exchange-traded funds.
Annual Shareholder Report
10

Portfolio of Investments

September 30, 2009

Shares, Principal Amount or Units Held			Value
		Common Stocks – 8.1%
		Energy – 0.0%
30,000	[1]	Bankers Petroleum Ltd.	132,536
1,000,000	[1]	Powertech Uranium Corp., Class A	312,894
		TOTAL	445,430
		Materials – 8.1%
3,500,000	[1]	Abacus Mining & Exploration Corp.	833,606
77,400		Agnico Eagle Mines Ltd.	5,251,590
1,282,000	[1]	Antares Minerals, Inc.	1,855,975
78,125	[1,2,3]	Aquiline Resources, Inc.	321,067
564,715	[1]	Aquiline Resources, Inc.	2,291,444
78,125	[1,2,3]	Aquiline Resources, Inc.	321,067
1,500,000	[1,4]	Ascot Resources Ltd.	980,713
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	745,342
360,000	[1,2,3,4]	Ascot Resources Ltd.	235,371
3,000,000	[1]	Benton Resources Corp.	1,401,018
1,000,000	[1]	Callinan Mines Ltd.	840,611
400,000	[1]	Cardero Resource Corp.	440,854
3,204,000	[1]	Centamin Egypt Ltd.	4,907,822
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,834,333
1,000,000	[1]	Duran Ventures, Inc.	88,731
2,171,098	[1]	East Asia Minerals Corp.	5,373,754
150,000	[1,2,3]	East Asia Minerals Corp.	371,270
807,000	[1]	Evolving Gold Corp.	934,647
950,000	[1,2,3]	Evolving Gold Corp.	1,100,266
1,828,200	[1]	Fortuna Silver Mines, Inc.	2,561,341
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	742,540
112,100		Goldcorp, Inc., Class A	4,525,477
175,000	[1]	Golden Predator Royalty & Development Corp.	94,802
920,000	[1]	Golden Star Resources Ltd.	3,136,413
1,400,000	[1]	Grayd Resource Corp.	490,356
973,800	[1]	International Tower Hill Mines Ltd.	3,929,217
350,000	[1,2,3]	International Tower Hill Mines Ltd.	1,412,226
Annual Shareholder Report
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150,000	[1]	Jaguar Mining, Inc.	1,342,175
538,000	[1]	Kirkland Lake Gold, Inc.	4,622,986
1,000,000	[1,4]	Kootenay Gold, Inc.	719,189
500,000	[1,2,3,4]	Kootenay Gold, Inc.	359,595
825,000	[1,2,3,4]	Kootenay Gold, Inc.	593,331
193,500	[1]	Lake Shore Gold Corp.	530,345
1,741,500	[1]	Lake Shore Gold Corp.	4,668,290
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,190,865
800,000	[1]	Mansfield Minerals, Inc.	784,570
72,600		Newmont Mining Corp.	3,195,852
690,000	[1]	Osisko Exploration Ltd.	5,129,968
2,000,000	[1]	Palladon Ventures Ltd.	196,143
69,100		Randgold Resources Ltd., ADR	4,828,708
361,400	[1]	Red Back Mining, Inc.	4,060,750
1,500,000	[1]	Rockgate Capital Corp.	700,509
63,500		Royal Gold, Inc.	2,895,600
1,345,000	[1]	San Gold Corp.	3,705,926
4,000,000	[1]	Selkirk Metals Corp.	541,727
526,238	[1]	Silver Wheaton Corp.	6,679,654
800,000	[1]	Trevali Resources Corp.	470,742
100,000	[1]	Underworld Resources, Inc.	121,422
477,000		Yamana Gold, Inc.	5,108,670
		TOTAL	102,468,870
		TOTAL COMMON STOCKS (IDENTIFIED COST $96,892,170)	102,914,300
		Warrants – 0.0%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	7,743
		Materials – 0.0%
570,000	[1]	Ascot Resources Ltd., Warrants	729
43,500	[1]	Chesapeake Gold Corp., Warrants	17,988
1,050,000	[1]	EMC Metals Corp., Warrants	33,074
475,000	[1]	Evolving Gold Corp., Warrants	116,276
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1,855
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250,000	[1]	Kootenay Gold, Inc., Warrants	17,880
313,333	[1]	Northrock Resources, Inc., Warrants	0
		TOTAL	187,802
		TOTAL WARRANTS (IDENTIFIED COST $18,135)	195,545
		Purchased Put Options – 0.0%
650	[1]	Juniper Networks, Inc., Strike Price $21, Expiration Date 10/17/2009	4,875
3,000	[1]	Semiconductor Holders Trust, Strike Price $24, Expiration Date 11/21/2009	204,000
700	[1]	Western Digital Corp., Strike Price $22.50, Expiration Date 10/17/2009	5,250
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $405,260)	214,125
		U.S. Treasury – 101.9%;5
		U.S. Treasury Bills – 101.9%
$277,200,000		U.S. Treasury Bill, 0.085%, 10/1/2009	277,200,000
186,000,000	[6]	U.S. Treasury Bill, 0.04%, 10/22/2009	185,996,466
23,000,000		U.S. Treasury Bill, 0.04%, 10/29/2009	22,999,038
66,000,000		U.S. Treasury Bill, 0.05%, 11/12/2009	65,996,535
108,000,000	[6]	U.S. Treasury Bill, 0.18%, 11/19/2009	107,991,544
40,000,000		U.S. Treasury Bill, 0.14%, 12/10/2009	39,995,140
250,000,000		U.S. Treasury Bill, 0.285%, 2/11/2010	249,894,315
349,000,000		U.S. Treasury Bill, 0.275%, 2/4/2010	348,877,850
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,298,906,945)	1,298,950,888
		Mutual Fund – 9.7%
123,052,804	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	123,052,804
		TOTAL INVESTMENTS — 119.7% (IDENTIFIED COST $1,519,275,314)[8]	1,525,327,662
		OTHER ASSETS AND LIABILITIES - NET — (19.7)%[9]	(250,934,990)
		TOTAL NET ASSETS — 100%	$1,274,392,672
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SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
680,000	Amex Financial Select Standard & Poor Depository Receipt	$10,159,200
135,000	Au Optronics Corp., Class ADR	1,306,800
160,000	Bard (C.R.), Inc.	12,577,600
800,000	Burger King Holdings, Inc.	14,072,000
145,000	Comcast Corp., Class A	2,449,050
355,000	Consumer Discretionary Select Sector SPDR Fund	9,751,850
230,000	Consumer Staples Select Sector SPDR Fund	5,855,800
85,000	Corning, Inc.	1,301,350
130,000	Danaher Corp.	8,751,600
347,500	Darden Restaurants, Inc.	11,860,175
135,000	Ecolab, Inc.	6,241,050
240,000	Estee Lauder Cos., Inc., Class A	8,899,200
50,000	FTI Consulting, Inc.	2,130,500
829,000	Hologic, Inc.	13,545,860
500,000	Home Depot, Inc.	13,320,000
390,000	Industrial Select Sect SPDR	10,272,600
25,000	Juniper Networks, Inc.	675,500
170,000	Kimberly-Clark Corp.	10,026,600
115,000	Kinder Morgan Energy Partners LP	6,212,300
130,000	Kraft Foods, Inc., Class A	3,415,100
170,000	Landstar System, Inc.	6,470,200
250,000	Lowe's Cos., Inc.	5,235,000
1	Marriott International Inc.	21
235,000	Materials Select Sector SPDR Trust	7,261,500
280,000	McCormick & Co., Inc.	9,503,200
420,000	Nokia Oyj, Class A, ADR	6,140,400
35,000	Novellus Systems, Inc.	734,300
485,000	Pitney Bowes, Inc.	12,052,250
370,000	Plum Creek Timber Co., Inc.	11,336,800
70,000	Research in Motion Ltd.	4,728,500
3,244,300	S&P Depositary Receipts Trust	342,468,308
555,000	Sara Lee Corp.	6,182,700
100,000	SPDR S&P Retail ETF	3,413,000
595,000	Staples, Inc.	13,815,900
560,000	Sysco Corp.	13,916,000
Annual Shareholder Report
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Shares		Value
140,000	Varian Medical Systems, Inc.	$5,898,200
450,000	Verizon Communications, Inc.	13,621,500
27,000	Visa, Inc., Class A	1,865,970
420,000	Yum! Brands, Inc.	14,179,200
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $553,772,282)	$631,647,084

At September 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	1,065	$280,334,625	December 2009	$(2,123,197)

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities - Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2009, these restricted securities amounted to $6,202,075, which represented 0.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2009 these liquid restricted securities amounted to $6,202,075, which represented 0.5% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,564,030,219.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents securities sold short.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.

Annual Shareholder Report
15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,091,452	$ —	$ —	$6,091,452
International	96,822,848	—	—	96,822,848
Warrants	—	195,545	—	195,545
Purchased Put Options	214,125	—	—	214,125
Debt Securities:
U.S. Treasury	—	1,298,950,888	—	1,298,950,888
Mutual Fund	123,052,804	—	—	123,052,804
TOTAL SECURITIES	$226,181,229	$1,299,146,433	$ —	$1,525,327,662
OTHER FINANCIAL INSTRUMENTS*	$(633,770,281)	$ —	$ —	$(633,770,281)
*	Other financial instruments include securities sold short and futures contracts.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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16

Statement of Assets and Liabilities

September 30, 2009

Assets:
Total investments in securities, at value including $127,877,210 of investments in affiliated issuers (Note 5) (identified cost $1,519,275,314)		$1,525,327,662
Deposit at brokers for short sales		630,229,741
Income receivable		9,134
Receivable for investments sold		23,068,686
Receivable for shares sold		25,709,462
Receivable for daily variation margin		421,946
TOTAL ASSETS		2,204,766,631
Liabilities:
Securities sold short, at value (proceeds $553,772,282)	$631,647,084
Dividends payable on short positions	2,175,676
Payable for investments purchased	292,902,627
Payable for shares redeemed	2,824,109
Payable for distribution services fee (Note 5)	101,950
Payable for shareholder services fee (Note 5)	418,246
Accrued expenses	304,267
TOTAL LIABILITIES		930,373,959
Net assets for 222,864,256 shares outstanding		$1,274,392,672
Net Assets Consist of:
Paid-in capital		$1,435,308,720
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(73,945,658)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(84,537,135)
Distributions in excess of net investment income		(2,433,255)
TOTAL NET ASSETS		$1,274,392,672
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,079,142,598 ÷ 187,863,312 shares outstanding), no par value, unlimited shares authorized	$5.74
Offering price per share (100/94.50 of $5.74)	$6.07
Redemption proceeds per share	$5.74
Class C Shares:
Net asset value per share ($96,517,691 ÷ 17,859,796 shares outstanding), no par value, unlimited shares authorized	$5.40
Offering price per share	$5.40
Redemption proceeds per share (99.00/100 of $5.40)	$5.35
Institutional Shares:
Net asset value per share ($98,732,383 ÷ 17,141,148 shares outstanding), no par value, unlimited shares authorized	$5.76
Offering price per share	$5.76
Redemption proceeds per share	$5.76

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
18

Statement of Operations

Year Ended September 30, 2009

Investment Income:
Dividends (including $30,443 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $8,053)		$387,121
Interest		6,521,840
TOTAL INCOME		6,908,961
Expenses:
Investment adviser fee (Note 5)	$14,081,214
Administrative personnel and services fee (Note 5)	854,047
Custodian fees	96,611
Transfer and dividend disbursing agent fees and expenses	983,636
Directors'/Trustees' fees	75
Auditing fees	18,104
Legal fees	12,145
Portfolio accounting fees	177,094
Distribution services fee — Class A Shares (Note 5)	533,746
Distribution services fee — Class C Shares (Note 5)	517,958
Shareholder services fee — Class A Shares (Note 5)	2,034,715
Shareholder services fee — Class C Shares (Note 5)	136,038
Share registration costs	321,430
Printing and postage	62,478
Insurance premiums	16,326
Dividends on short positions	12,622,974
Miscellaneous	80,265
TOTAL EXPENSES	32,548,856
Annual Shareholder Report
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Statement of Operations — continued
Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(66,204)
Waiver of administrative personnel and services fee (Note 5)	(13,339)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(258,530)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		$(338,073)
Net expenses			$32,210,783
Net investment income (loss)			(25,301,822)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			22,959,834
Net realized gain on short sales			49,135,989
Net realized gain on futures contracts			52,789,941
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			51,070,652
Net change in unrealized appreciation of short sales			(121,604,265)
Net change in unrealized appreciation of futures contracts			(19,955,759)
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions			34,396,392
Change in net assets resulting from operations			$9,094,570

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Statement of Changes in Net Assets

Year Ended September 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,301,822)	$8,480,093
Net realized gain on investments, short sales, futures contracts and foreign currency transactions	124,885,764	127,804,837
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(90,489,372)	5,530,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,094,570	141,815,656
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(26,200,904)
Class C Shares	—	(1,491,647)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	(173,510,350)	—
Class C Shares	(10,042,019)	—
Return of capital
Class A Shares	(1,818,702)	—
Class C Shares	(105,258)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,476,329)	(27,692,551)
Share Transactions:
Proceeds from sale of shares	1,467,215,872	1,035,095,704
Net asset value of shares issued to shareholders in payment of distributions declared	169,504,332	24,569,158
Cost of shares redeemed	(1,306,118,568)	(846,993,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	330,601,636	212,671,245
Redemption fees	—	595,501
Change in net assets	154,219,877	327,389,851
Net Assets:
Beginning of period	1,120,172,795	792,782,944
End of period (including distributions in excess of net investment income of $(2,433,255) and $(7,781,610), respectively)	$1,274,392,672	$1,120,172,795

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Notes to Financial Statements

September 30, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of thirteen portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All Shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report
23

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, the following tax years remain subject to examination by the Fund's major tax jurisdictions, the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

Annual Shareholder Report
24

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At September 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the Annual Shareholder Report
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respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security in an effort to take advantage of an anticipated decline in the price of a security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended September 30, 2009, the Fund had a net realized gain on short sales of $49,135,989.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Total investments in securities, at value	$214,125	Payable for daily variation margin	$2,123,197*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$214,125		$2,123,197*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$52,789,941	$56,166,012	$108,955,953
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Total
Equity contracts	$(19,955,759)	$(10,836,557)	$(30,792,316)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended September 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	181,643,280	$1,239,068,201	151,743,434	$993,068,972
Shares issued to shareholders in payment of distributions declared	22,521,701	159,903,968	3,739,564	23,372,279
Shares redeemed	(170,901,800)	(1,222,208,200)	(126,354,362)	(817,484,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	33,263,181	$176,763,969	29,128,636	$198,956,899
Year Ended September 30	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	15,576,712	$95,640,248	6,724,197	$42,026,732
Shares issued to shareholders in payment of distributions declared	1,428,625	9,600,364	199,148	1,196,879
Shares redeemed	(9,234,650)	(63,425,320)	(4,725,762)	(29,509,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,770,687	$41,815,292	2,197,583	$13,714,346
	Period Ended 9/30/2009[1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	20,490,104	$132,507,423	—	$ —
Shares redeemed	(3,348,956)	(20,485,048)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	17,141,148	$112,022,375	—	$ —
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	58,175,016	$330,601,636	31,326,219	$212,671,245
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares and Class C Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the year ended September 30, 2008, the redemption fees for Class A Shares and Class C Shares amounted to $588,061 and $7,440, respectively.

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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.

For the year ended September 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(21,180,550)	$30,650,177	$(9,469,627)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2009 and 2008 was as follows:

	2009	2008
Ordinary income[1]	$121,757,399	$27,692,551
Long-term capital gains	$61,794,970	$ —
Return of capital	$1,923,960	$ —
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation	$(119,694,427)
Capital and currency loss deferrals	$(41,221,621)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At September 30, 2009, the cost of investments for federal tax purposes was $1,564,030,219. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $38,702,557. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $38,702,557.

Under current tax regulations, capital losses on security transactions and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, for federal income tax purposes, post-October losses of $41,057,248 on capital losses on security transactions and $164,373 on foreign currency losses were deferred to October 1, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the period from December 6, 2008 to September 30, 2009, the net fee paid to the Adviser was $11,260,773.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $2,754,237.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to September 30, 2009 is pro-rated. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FAS was $689,586 and represented 0.076% of average daily net assets of the Fund. FAS waived $13,339 of its fee.

Prior to close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $151,122.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to September 30, 2009, the net fee paid to FSC was $412,792. For the period from December 6, 2008 to September 30, 2009, FSC retained $205,647 of fees paid by the Fund.

Prior to close of business on December 5, 2008, Quasar Distributions, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $638,912.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to September 30, 2009, FSC retained $250,506 in sales charges from the sale of Class A Shares. FSC also retained $27,284 of CDSC relating to redemptions of
Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to
December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to September 30, 2009, FSSC received $175,489 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

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Interfund Transactions

During the year ended September 30, 2009, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $455,834.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51% respectively through the later of (the “Termination Date”): (a) November 30, 2010 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the year ended September 30, 2009, were as follows:

Affiliate	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Ascot Resources Ltd.	1,500,000	—	—	1,500,000	$980,713	$ —
Ascot Resources Ltd.	1,140,000	—	—	1,140,000	$745,342	$ —
Ascot Resources Ltd.	360,000	—	—	360,000	$235,371	$ —
Kootenay Gold, Inc.	825,000	—	—	825,000	$593,331	$ —
Kootenay Gold, Inc.	500,000	—	—	500,000	$359,595	$ —
Kootenay Gold, Inc.	1,000,000	—	—	1,000,000	$719,189	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$1,190,865	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	—	—	6,825,000	$4,824,406	$ —
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Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to September 30, 2009, the Adviser reimbursed $66,204. Transactions with the affiliated holdings during the year ended September 30, 2009 were as follows:
Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Federated Short-Term U.S. Government Trust	—	24,185,075	24,185,075	—	$ —	$2,675
U.S. Treasury Cash Reserves Fund, Institutional Shares	26,333,045	1,301,420,724	1,204,700,965	123,052,804	$123,052,804	$27,768
TOTAL OF AFFILIATED TRANSACTIONS	26,333,045	1,325,605,799	1,228,886,040	123,052,804	$123,052,804	$30,443

6. EXPENSE Reduction

Prior to close of business on December 5, 2008, the Predecessor Fund directed portfolio trades to a broker that in turn pays a portion of the Predecessor Fund's operating expenses. For the period from October 1, 2008 to December 5, 2008, the Fund's expenses were reduced by $208,230 under these arrangements.

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period from December 6, 2008 to September 30, 2009, the Fund's expenses were reduced by $50,300 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended September 30, 2009, were as follows:

Purchases	$2,473,608,086
Sales	$2,603,848,881

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the Fund did not utilize the LOC.

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10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the period from December 6, 2008 to September 30, 2009, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended September 30, 2009, the amount of long-term capital gains designated by the Fund was $61,794,970.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Prudent Bear Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2009, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised 10 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: October 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and Director of Investments for Managed Accounts. Mr. Bean joined Federated in 2000. Mr. Bean is responsible for the investment process for the managed accounts portfolios. His previous associations included: Chief Investment Officer and Portfolio Manager at C.S. McKee & Company; various investment management and research positions with First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean is a Chartered Financial Analyst. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from Pennsylvania State University. Mr. Bean has 40 years of investment experience.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

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40

Evaluation and Approval of Advisory
Contract - May 2009

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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41

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
42

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172339

41203 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By	/S/ RICHARD A. NOVAK
Richard A. Novak Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak Principal Financial Officer

Date June 22, 2010